Fair Value of Financial Instruments (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value	$ 261,515	$ 321,912
Liabilities measured at fair value	10,335	15,540
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value	0	0
Liabilities measured at fair value	$ 0	$ 0